Loans and other financial assets at amortized cost - Changes in allowances for credit losses on loans (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Stage 1
Reconciliation of changes in allowance account for credit losses of financial assets [Line Items]
Beginning balance	₩ (568,100)	₩ (511,699)	₩ (484,132)
Changes in allowance account for credit losses of financial assets [abstract]
Transfer to 12-month expected credit losses	(127,446)	(130,977)	(64,934)
Transfer to lifetime expected credit losses	36,465	30,804	37,737
Transfer to credit-impaired financial assets	6,819	4,670	7,783
Net reversal(provision) of allowance for credit losses	(2,560)	58,000	24,995
Recovery	0	0	0
Charge-off	0	0	0
Disposal	280	0	0
Interest income from impaired loans	0	0	0
Changes due to business combinations	(13,265)		(45,030)
Others	(4,829)	(18,898)	11,882
Ending balance	(672,636)	(568,100)	(511,699)
Stage 2
Reconciliation of changes in allowance account for credit losses of financial assets [Line Items]
Beginning balance	(789,833)	(696,851)	(447,213)
Changes in allowance account for credit losses of financial assets [abstract]
Transfer to 12-month expected credit losses	121,040	96,219	59,872
Transfer to lifetime expected credit losses	(40,764)	(55,323)	(68,726)
Transfer to credit-impaired financial assets	23,934	29,584	16,399
Net reversal(provision) of allowance for credit losses	(390,701)	(169,108)	(235,164)
Recovery	0	0	0
Charge-off	0	0	0
Disposal	190	0	13
Interest income from impaired loans	0	0	0
Changes due to business combinations	2,576		(33,293)
Others	(579)	5,646	11,261
Ending balance	(1,074,137)	(789,833)	(696,851)
Stage 3
Reconciliation of changes in allowance account for credit losses of financial assets [Line Items]
Beginning balance	(528,777)	(699,974)	(643,675)
Changes in allowance account for credit losses of financial assets [abstract]
Transfer to 12-month expected credit losses	6,406	34,758	5,062
Transfer to lifetime expected credit losses	4,299	24,519	30,989
Transfer to credit-impaired financial assets	(30,753)	(34,254)	(24,182)
Net reversal(provision) of allowance for credit losses	(467,893)	(444,083)	(577,060)
Recovery	(179,808)	(195,786)	(203,482)
Charge-off	522,874	627,871	671,237
Disposal	67,480	104,544	76,399
Interest income from impaired loans	21,381	26,415	25,735
Changes due to business combinations	(1,517)		(96,404)
Others	(1,045)	27,213	35,407
Ending balance	(587,353)	(528,777)	(699,974)
Consumers | Stage 1
Reconciliation of changes in allowance account for credit losses of financial assets [Line Items]
Beginning balance	(136,520)	(121,527)	(85,148)
Changes in allowance account for credit losses of financial assets [abstract]
Transfer to 12-month expected credit losses	(21,684)	(23,328)	(20,839)
Transfer to lifetime expected credit losses	10,211	9,201	9,137
Transfer to credit-impaired financial assets	3,960	2,752	3,549
Net reversal(provision) of allowance for credit losses	(734)	(4,456)	5,142
Recovery	0	0	0
Charge-off	0	0	0
Disposal	0	0	0
Interest income from impaired loans	0	0	0
Changes due to business combinations	1,241		(31,327)
Others	(4,350)	838	(2,041)
Ending balance	(147,876)	(136,520)	(121,527)
Consumers | Stage 2
Reconciliation of changes in allowance account for credit losses of financial assets [Line Items]
Beginning balance	(97,604)	(84,463)	(77,962)
Changes in allowance account for credit losses of financial assets [abstract]
Transfer to 12-month expected credit losses	21,210	19,736	20,050
Transfer to lifetime expected credit losses	(11,568)	(11,466)	(10,800)
Transfer to credit-impaired financial assets	8,975	9,918	4,913
Net reversal(provision) of allowance for credit losses	(49,398)	(32,764)	(10,042)
Recovery	0	0	0
Charge-off	0	0	0
Disposal	62	0	0
Interest income from impaired loans	0	0	0
Changes due to business combinations	729		(15,129)
Others	(495)	1,435	4,507
Ending balance	(128,089)	(97,604)	(84,463)
Consumers | Stage 3
Reconciliation of changes in allowance account for credit losses of financial assets [Line Items]
Beginning balance	(206,617)	(205,693)	(125,588)
Changes in allowance account for credit losses of financial assets [abstract]
Transfer to 12-month expected credit losses	474	3,592	789
Transfer to lifetime expected credit losses	1,357	2,265	1,663
Transfer to credit-impaired financial assets	(12,935)	(12,670)	(8,462)
Net reversal(provision) of allowance for credit losses	(156,286)	(130,424)	(125,923)
Recovery	(70,077)	(75,058)	(71,277)
Charge-off	161,850	174,012	181,713
Disposal	21,862	14,890	5,640
Interest income from impaired loans	11,805	13,743	10,790
Changes due to business combinations	7,573		(72,040)
Others	(948)	8,726	(2,998)
Ending balance	(241,942)	(206,617)	(205,693)
Corporates | Stage 1
Reconciliation of changes in allowance account for credit losses of financial assets [Line Items]
Beginning balance	(362,766)	(327,460)	(324,258)
Changes in allowance account for credit losses of financial assets [abstract]
Transfer to 12-month expected credit losses	(74,402)	(80,803)	(29,117)
Transfer to lifetime expected credit losses	18,678	14,106	19,259
Transfer to credit-impaired financial assets	2,217	1,562	3,607
Net reversal(provision) of allowance for credit losses	(22,646)	49,562	2,831
Recovery	0	0	0
Charge-off	0	0	0
Disposal	280	0	0
Interest income from impaired loans	0	0	0
Changes due to business combinations	(14,503)		(13,703)
Others	(479)	(19,733)	13,921
Ending balance	(453,621)	(362,766)	(327,460)
Corporates | Stage 2
Reconciliation of changes in allowance account for credit losses of financial assets [Line Items]
Beginning balance	(576,740)	(521,907)	(297,718)
Changes in allowance account for credit losses of financial assets [abstract]
Transfer to 12-month expected credit losses	68,546	49,902	25,067
Transfer to lifetime expected credit losses	(21,502)	(35,706)	(48,184)
Transfer to credit-impaired financial assets	12,769	18,741	10,349
Net reversal(provision) of allowance for credit losses	(303,198)	(91,981)	(200,024)
Recovery	0	0	0
Charge-off	0	0	0
Disposal	128	0	13
Interest income from impaired loans	0	0	0
Changes due to business combinations	1,847		(18,164)
Others	(84)	4,211	6,754
Ending balance	(818,234)	(576,740)	(521,907)
Corporates | Stage 3
Reconciliation of changes in allowance account for credit losses of financial assets [Line Items]
Beginning balance	(251,233)	(388,744)	(390,045)
Changes in allowance account for credit losses of financial assets [abstract]
Transfer to 12-month expected credit losses	5,856	30,901	4,050
Transfer to lifetime expected credit losses	2,824	21,600	28,925
Transfer to credit-impaired financial assets	(14,986)	(20,303)	(13,956)
Net reversal(provision) of allowance for credit losses	(107,038)	(168,323)	(271,265)
Recovery	(55,743)	(55,108)	(66,179)
Charge-off	140,744	233,507	243,634
Disposal	37,722	64,078	47,106
Interest income from impaired loans	9,576	12,672	14,945
Changes due to business combinations	(9,090)		(24,364)
Others	(97)	18,487	38,405
Ending balance	(241,465)	(251,233)	(388,744)
Credit card accounts
Changes in allowance account for credit losses of financial assets [abstract]
Net reversal(provision) of allowance for credit losses	(27)
Ending balance	(27)
Credit card accounts | Stage 1
Reconciliation of changes in allowance account for credit losses of financial assets [Line Items]
Beginning balance	(68,814)	(62,712)	(74,726)
Changes in allowance account for credit losses of financial assets [abstract]
Transfer to 12-month expected credit losses	(31,360)	(26,846)	(14,978)
Transfer to lifetime expected credit losses	7,576	7,497	9,341
Transfer to credit-impaired financial assets	642	356	627
Net reversal(provision) of allowance for credit losses	20,820	12,894	17,022
Recovery	0	0	0
Charge-off	0	0	0
Disposal	0	0	0
Interest income from impaired loans	0	0	0
Changes due to business combinations	(3)		0
Others	0	(3)	2
Ending balance	(71,139)	(68,814)	(62,712)
Credit card accounts | Stage 2
Reconciliation of changes in allowance account for credit losses of financial assets [Line Items]
Beginning balance	(115,489)	(90,481)	(71,533)
Changes in allowance account for credit losses of financial assets [abstract]
Transfer to 12-month expected credit losses	31,284	26,581	14,755
Transfer to lifetime expected credit losses	(7,694)	(8,151)	(9,742)
Transfer to credit-impaired financial assets	2,190	925	1,137
Net reversal(provision) of allowance for credit losses	(38,105)	(44,363)	(25,098)
Recovery	0	0	0
Charge-off	0	0	0
Disposal	0	0	0
Interest income from impaired loans	0	0	0
Changes due to business combinations	0		0
Others	0	0	0
Ending balance	(127,814)	(115,489)	(90,481)
Credit card accounts | Stage 3
Reconciliation of changes in allowance account for credit losses of financial assets [Line Items]
Beginning balance	(70,927)	(105,537)	(128,042)
Changes in allowance account for credit losses of financial assets [abstract]
Transfer to 12-month expected credit losses	76	265	223
Transfer to lifetime expected credit losses	118	654	401
Transfer to credit-impaired financial assets	(2,832)	(1,281)	(1,764)
Net reversal(provision) of allowance for credit losses	(204,569)	(145,336)	(179,872)
Recovery	(53,988)	(65,620)	(66,026)
Charge-off	220,280	220,352	245,890
Disposal	7,896	25,576	23,653
Interest income from impaired loans	0	0	0
Changes due to business combinations	0		0
Others	0	0	0
Ending balance	₩ (103,946)	₩ (70,927)	₩ (105,537)